FLEXSHARES® TRUST

FlexShares® STOXX® Global ESG Select Index Fund (ESGG)

SUPPLEMENT DATED SEPTEMBER 20, 2023 TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED MARCH 1, 2023, AS AMENDED JULY 31, 2023

Effective September 27, 2023, the number of shares in a Creation Unit for the FlexShares® STOXX® Global ESG Select Index Fund (the “Fund”) is 25,000 shares or multiples thereof. All references to a Creation Unit block size of 50,000 shares for the Fund in the SAI is deleted and replaced with a Creation Unit block size of 25,000 shares.

The standard purchase/redemption transaction fee is $3,000 for the Fund. All references to a standard purchase/redemption transaction fee of $6,500 for the Fund in the SAI is deleted and replaced with a standard purchase/redemption transaction fee of $3,000.

Accordingly, the SAI is updated as follows:

1.	The following information replaces the information for the Fund included in the table under the section entitled “GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS” beginning on page 1 of the SAI:

NUMBER OF SHARES PER
NAME OF FUND	CREATION UNIT
FlexShares® STOXX® Global ESG Select Index Fund	25,000

2.

The following information replaces the information for the Fund included in the table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Purchase Transaction Fee” beginning on page 99 of the SAI:

	Fee for In-Kind and	Maximum Additional Variable Charge for
NAME OF FUND	Cash Purchases	Cash Purchase*
FlexShares® STOXX® Global ESG Select Index Fund	$3,000	3.00%

*  As a percentage of the net asset value per Creation Unit.

3.

The following information replaces the information for the Fund included in the table under the section entitled “PURCHASE AND REDEMPTION OF CREATION UNIT AGGREGATIONS – PURCHASE AND ISSUANCE OF CREATION UNIT AGGREGATIONS – Redemption of Creation Units” beginning on page 101 of the SAI:

	Fee for In-Kind and	Maximum Additional Variable Charge for
NAME OF FUND	Cash Redemptions	Cash Redemption*
FlexShares® STOXX® Global ESG Select Index Fund	$3,000	2.00%

*  As a percentage of the net asset value per Creation Unit, inclusive of the standard transaction fee.

Please retain this Supplement with your SAI for future reference.